EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                    EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                     EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND

                       Supplement to Prospectus Dated
                 December 1, 2003, as Revised March 1, 2004


Effective the date of this Supplement, each of the above Funds will invest its assets directly in securities. Formerly, each Fund invested its assets in a corresponding investment company (referred to as a Portfolio) that had the same investment objective and policies as each Fund. Each Fund's investment objective and investment policies remain unchanged. In addition, Boston Management and Research, the investment adviser to the Portfolios, will act as investment adviser to each Fund. The investment advisory fee paid remains unchanged.



September 17, 2004                                                     C12/1ABPS